Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	$ 49,065	$ 27,077
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	160,602	223,016
Demand [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 Month [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 Month and Up to 3 Months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 Months and Up to 12 Months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	141,416	167,199
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		63,587
Over 1 Year and Up to 3 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	36,553	135,025
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	218,840	123,214
Over 3 Year and Up to 5 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	232,293	122,127
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	180,325	129,166
Over 5 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	222,615	111,547
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	983,782	1,151,878
Total [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	632,877	535,898
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,382,947	1,467,845
Derivatives Held for Fair Value Hedges [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Demand [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Up to 1 Month [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 1 Month and Up to 3 Months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 3 Months and Up to 12 Months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 1 Year and Up to 3 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 3 Year and Up to 5 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Over 5 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives Held for Fair Value Hedges [Member] | Total [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	49,065	27,077
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	160,602	223,016
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Demand [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Up to 1 Month [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 1 Month and Up to 3 Months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 3 Months and Up to 12 Months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	141,416	167,199
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		63,587
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 1 Year and Up to 3 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	36,553	135,025
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	218,840	123,214
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 3 Year and Up to 5 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	232,293	122,127
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	180,325	129,166
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Over 5 Years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	222,615	111,547
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	983,782	1,151,878
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedge Derivatives [Member] | Total [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Bank's Portfolio of Derivative Instruments [Line Items]
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	632,877	535,898
Cash flow hedge derivatives
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	$ 1,382,947	$ 1,467,845